Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes Payable [Abstract]
Notes Payable

7. NOTES PAYABLE

Our outstanding debt as of March 31, 2012, and December 31, 2011, consisted of the following (in thousands):

	MARCH 31, 2012	DECEMBER 31, 2011
Fixed-rate mortgage loans	$148,495	$141,373
Variable-rate secured line of credit	18,695	19,345
Variable-rate secured loans	36,915	40,940

Total	$204,105	$201,658

Our $25.0 million Facility, which is available to us for the acquisition of properties and for working capital, is our primary source of additional credit. As of March 31, 2012, we had $18.7 million outstanding under the Facility with $6.0 million of future availability. The Facility’s borrowing base is determined based on the properties that are pledged as security, and it contains covenants applicable to those pledged properties which, among other restrictions, require us to maintain a minimum net worth and, in certain cases of the occurrence of default, limit distributions to our shareholders. The Facility bears interest at LIBOR plus a spread of 3.50%, with a floor of 4.75% and matures on June 30, 2013. As of March 31, 2012, the interest rate was 4.75%, and we were in compliance with all covenants.

In February 2012, we refinanced the mortgage on our Brookwood Village property with a 10-year note that bears interest at 5.4%. In March 2012, we procured $3.5 million of long-term financing on one of our single-tenant properties located in Houston, Texas.

As of March 31, 2012, the weighted average interest rate on our fixed-rate debt was 5.07%, the weighted average remaining life of such debt was 4.3 years.

8.	Notes Payable

Our outstanding debt at December 31, 2011 and 2010 consisted of the following (in thousands):

	DECEMBER 31, 2011	DECEMBER 31, 2010
Fixed-rate mortgage loans	$141,373	$132,729
Variable-rate secured line of credit	19,345	11,700
Variable-rate secured loans	40,940	17,419

Total	$201,658	$161,848

Our $25.0 million Facility, which is available to us for the acquisition of properties and for working capital, is our primary source of additional credit. As of December 31, 2011, we had $19.3 million outstanding under the Facility with approximately $5.3 million of future availability. The Facility’s borrowing base is determined based on the properties that are pledged as security, and it contains covenants applicable to those pledged properties which, among other restrictions, require us to maintain a minimum net worth and, in certain cases of the occurrence of default, limit distributions to our shareholders. In December 2010, we paid an extension fee of $94,000 and extended the maturity date to June 30, 2013. The Facility bears interest at LIBOR plus a spread of 3.50%, with a floor of 4.75%. As of December 31, 2011, the interest rate was 4.75%, and we were in compliance with all covenants.

As of December 31, 2011, the weighted average interest rate on our fixed-rate debt is 5.06%, and the weighted average remaining life of such debt is 4.3 years. During 2011 and 2010, we executed the following new debt-related transactions:

2011

■	In February 2011, we assumed a $15.7 million mortgage in connection with our acquisition of The Market at Lake Houston property in Houston, Texas.

■	In June 2011, we entered into a loan for $7.4 million that is secured by our Brookwood Village property. We refinanced this loan in February 2012 on a long-term basis with a new maturity date in 2022.

■	In July 2011, we entered into a mortgage loan for $12.5 million to finance the acquisition of our Alpharetta Commons property.

■	In December 2011, we exercised a 12-month extension option on a $16.6 million loan secured by our MacArthur Park property. We have one 12-month extension option remaining on this loan subject to certain covenants.

2010

■	In December 2010, we assumed a $1.8 million mortgage in connection with our acquisition of our 500 Lamar property in Austin, Texas.

■	In December 2010, we refinanced the mortgages on our Plaza in the Park and Cinco Ranch properties with five-year notes that each bear interest at a fixed rate of 3.45%. This transaction generated proceeds of $8.3 million, net of prepayment penalties, which totaled $718,000. We used the proceeds to pay off the $2.6 million note on our Terrace Shops property, which incurred an additional prepayment penalty of $270,000, and to pay down a portion of the outstanding balance on the Facility. Together, these transactions will result in interest savings of approximately $700,000 annually over the term of the new loans.

■	In December 2010, we renegotiated the terms of the Facility, which reduced the interest rate floor to 4.75% and extended the maturity date to June 30, 2013 (see discussion above).

■	In September 2010, we extinguished $12.3 million of debt in connection with the sale of the IHOP portfolio (see discussions in Note 4).

■	In September 2010, we extinguished the $19.9 million mortgage on our Uptown Plaza property located in Dallas, Texas for a discounted payoff of $14.4 million, including retained escrows. The payoff and applicable fees were funded by a $10.7 million loan with a new lender secured by our Uptown Plaza Dallas property and a $3.7 million draw on our Facility. The new loan has a 3-year term and bears interest at LIBOR plus a spread of 3.25% with a floor of 4.75%. Interest is calculated using a 25-year amortization period. As a result of this transaction, we derecognized the former mortgage liability in accordance with GAAP, as cash was paid to the former lender and we were legally released of the obligation. We recorded a gain on debt extinguishment of $5.4 million.

■	In July 2010, we extinguished $5.0 million of debt in connection with the sale of one of our single-tenant properties.

■	In June 2010, we procured $6.8 million of long-term financing secured by the pad sites on our MacArthur Park property located in Dallas, Texas.

As of December 31, 2011, scheduled principal repayments on notes payable and the Facility were as follows (in thousands):

YEAR	SCHEDULED PRINCIPAL PAYMENTS	TERM-LOAN MATURITIES		TOTAL PAYMENTS
2012	$765	$23,972	(1)	$24,737
2013	819	29,789		30,608
2014	1,460	—		1,460
2015	1,498	50,428		51,926
2016	888	67,431		68,319
Beyond five years	886	23,282		24,168
Unamortized debt premiums	—	440		440

Total	$6,316	$195,342		$201,658

(1)

Total includes a $7,350 loan secured by our Brookwood Village property that was refinanced in February 2012 on a long-term basis with a new maturity date in 2022. Total also includes a $16,622 mortgage secured by our MacArthur Park property that contains a 12-month extension option, provided we meet certain criteria.